Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Outstanding Balance	$ 3,424	$ 3,414
Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.43%	1.03%
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding Balance	608	645
Commercial Paper [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	0.03%	0.16%
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Outstanding Balance	2,816	2,769
Other Short Term Borrowings [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.73%	1.23%
Bank Overdrafts [Member]
Short-term Debt [Line Items]
Outstanding Balance	$ 821	$ 966